CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Cash flows provided by (used in) operating activities
Income (loss) before income taxes		$ 3,511,000,000	$ 2,789,000,000
Adjustments:
Interest expense related to financing activities		247,000,000	247,000,000
Increase (decrease) in insurance and investment contract liabilities		281,000,000	5,368,000,000
Decrease (increase) in reinsurance assets		97,000,000	821,000,000
Realized and unrealized (gains) losses and foreign currency changes on invested assets		3,252,000,000	(2,798,000,000)
Sales, maturities and repayments of invested assets		62,387,000,000	55,973,000,000
Purchases of invested assets		(65,353,000,000)	(60,633,000,000)
Income taxes received (paid)		(307,000,000)	(436,000,000)
Mortgage securitization (Note 5)		96,000,000	214,000,000
Other operating activities		(377,000,000)	439,000,000
Net cash provided by (used in) operating activities		3,834,000,000	1,984,000,000
Cash flows provided by (used in) investing activities
Net (purchase) sale of property and equipment		(85,000,000)	(182,000,000)
Investment in and transactions with joint ventures and associates (Note 16)		(64,000,000)	(121,000,000)
Dividends received from joint ventures and associates (Note 16)		34,000,000	36,000,000
Acquisitions, net of cash and cash equivalents acquired (Note 3)(1)	[1]	0	(61,000,000)
Other investing activities		(165,000,000)	(11,000,000)
Net cash provided by (used in) investing activities		(280,000,000)	(339,000,000)
Cash flows provided by (used in) financing activities
Increase in (repayment of) borrowed funds		(40,000,000)	(45,000,000)
Issuance of subordinated debt, net of issuance costs (Note 14)		0	398,000,000
Redemption of senior debentures and subordinated debt (Notes 13 and 14)		(400,000,000)	(800,000,000)
Issuance of common shares on exercise of stock options		13,000,000	15,000,000
Common shares purchased for cancellation (Note 15)		(641,000,000)	(175,000,000)
Dividends paid on common and preferred shares		(1,227,000,000)	(1,155,000,000)
Interest expense paid		(271,000,000)	(257,000,000)
Net cash provided by (used in) financing activities		(2,566,000,000)	(2,019,000,000)
Changes due to fluctuations in exchange rates		250,000,000	(179,000,000)
Increase (decrease) in cash and cash equivalents		1,238,000,000	(553,000,000)
Net cash and cash equivalents, beginning of year		5,956,000,000	6,509,000,000
Net cash and cash equivalents, end of year		7,194,000,000	5,956,000,000
Short-term securities, end of year		2,208,000,000	2,794,000,000
Net cash, cash equivalents and short-term securities, end of year (Note 5)		$ 9,402,000,000	8,750,000,000
Total cash consideration paid			100
Cash and cash equivalents acquired			$ 39

[1]	Consists of total cash consideration paid of $100, less cash and cash equivalents acquired of $39 in 2017.